CONVERTIBLE NOTE PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Convertible Note Payable
Schedule of convertible Notes payable

	September 30, 2018	December 31, 2017
Convertible notes payable:	$72,000	$66,000
Debt discount	(367)	(49,134)
Convertible notes payable net of debt discount	$71,633	$16,866

Accrued interest	4,266	665

Current portion of convertible note payable and interest	$75,899	$17,531

	December 31, 2017	December 31, 2016
Convertible notes payable:	$66,000	$-0-
Debt discount	(49,134)
Convertible notes payable net of debt discount	$16,866	$-0-

Accrued interest	665	-0-

Current portion of convertible note payable and interest	$17,531	$-0-